Financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
Assets and liabilities measured at fair value on a recurring basis
end of 2020	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	525	0	–		–		525
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	57,994	0	–		–		57,994
Securities received as collateral	44,074	6,598	101	–		–		50,773
Trading assets	87,710	181,166	7,535	(119,731)		658		157,338
of which debt securities	16,321	45,766	2,253	–		55		64,395
of which foreign governments	15,908	11,909	140	–		–		27,957
of which corporates	353	9,799	1,270	–		55		11,477
of which RMBS	0	20,882	557	–		–		21,439
of which equity securities	60,044	2,466	124	–		603		63,237
of which derivatives	9,297	132,054	3,911	(119,731)		–		25,531
of which interest rate products	3,036	71,043	733	–		–		–
of which foreign exchange products	42	24,259	143	–		–		–
of which equity/index-related products	6,150	31,945	1,186	–		–		–
of which other derivatives	22	110	1,079	–		–		–
of which other trading assets	2,048	880	1,247	–		–		4,175
Investment securities	2	605	0	–		–		607
Other investments	13	6	3,054	–		721		3,794
of which other equity investments	13	6	2,132	–		608		2,759
of which life finance instruments	0	0	920	–		–		920
Loans	0	7,739	3,669	–		–		11,408
of which commercial and industrial loans	0	2,187	1,347	–		–		3,534
of which financial institutions	0	3,506	1,082	–		–		4,588
Other intangible assets (mortgage servicing rights)	0	0	180	–		–		180
Other assets	137	7,315	1,825	(904)		–		8,373
of which failed purchases	109	1,229	51	–		–		1,389
of which loans held-for-sale	0	4,870	1,576	–		–		6,446
Total assets at fair value	131,936	261,948	16,364	(120,635)		1,379		290,992
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2020	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	413	0	–		–		413
Customer deposits	0	3,895	448	–		–		4,343
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	13,594	0	–		–		13,594
Obligation to return securities received as collateral	44,074	6,598	101	–		–		50,773
Trading liabilities	33,544	137,947	4,246	(129,867)		1		45,871
of which equity securities	20,527	111	55	–		1		20,694
of which derivatives	10,536	132,885	4,191	(129,867)		–		17,745
of which interest rate products	3,264	68,159	169	–		–		–
of which foreign exchange products	51	28,819	72	–		–		–
of which equity/index-related products	7,149	30,612	2,010	–		–		–
of which credit derivatives	0	4,663	1,335	–		–		–
Short-term borrowings	0	10,039	701	–		–		10,740
Long-term debt	0	63,708	7,268	–		–		70,976
of which structured notes over one year and up to two years	0	11,787	1,133	–		–		12,920
of which structured notes over two years	0	28,330	5,526	–		–		33,856
of which high-trigger instruments	0	10,586	0	–		–		10,586
Other liabilities	0	6,678	1,271	(169)		–		7,780
Total liabilities at fair value	77,618	242,872	14,035	(130,036)		1		204,490
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2019	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	356	0	–		–		356
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	85,556	0	–		–		85,556
Securities received as collateral	36,438	3,780	1	–		–		40,219
Trading assets	85,559	157,151	7,885	(97,606)		808		153,797
of which debt securities	19,430	45,641	1,923	–		–		66,994
of which foreign governments	19,281	7,484	198	–		–		26,963
of which corporates	16	10,905	1,128	–		–		12,049
of which RMBS	0	23,199	317	–		–		23,516
of which equity securities	60,675	2,862	197	–		808		64,542
of which derivatives	3,539	108,264	3,534	(97,606)		–		17,731
of which interest rate products	1,091	66,764	554	–		–		–
of which foreign exchange products	23	21,754	152	–		–		–
of which equity/index-related products	2,417	13,918	1,040	–		–		–
of which credit derivatives	0	5,336	879	–		–		–
of which other derivatives	5	66	909	–		–		–
of which other trading assets	1,915	384	2,231	–		–		4,530
Investment securities	2	1,004	0	–		–		1,006
Other investments	24	5	2,523	–		998		3,550
of which other equity investments	24	5	1,463	–		589		2,081
of which life finance instruments	0	0	1,052	–		–		1,052
Loans	0	8,945	3,717	–		–		12,662
of which commercial and industrial loans	0	2,491	1,283	–		–		3,774
of which financial institutions	0	3,730	1,201	–		–		4,931
of which government and public institutions	0	2,200	831			–		3,031
Other intangible assets (mortgage servicing rights)	0	0	244	–		–		244
Other assets	101	8,902	1,846	(447)		–		10,402
of which loans held-for-sale	0	6,594	1,619	–		–		8,213
Total assets at fair value	122,124	265,699	16,216	(98,053)		1,806		307,792
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2019	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	322	0	–		–		322
Customer deposits	0	2,865	474	–		–		3,339
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	10,715	0	–		–		10,715
Obligation to return securities received as collateral	36,438	3,780	1	–		–		40,219
Trading liabilities	23,010	115,062	3,854	(103,742)		2		38,186
of which debt securities	3,636	5,286	0	–		–		8,922
of which foreign governments	3,544	345	0	–		–		3,889
of which equity securities	15,628	109	53	–		2		15,792
of which derivatives	3,746	109,667	3,801	(103,742)		–		13,472
of which interest rate products	1,101	64,643	167	–		–		–
of which foreign exchange products	31	26,156	98	–		–		–
of which equity/index-related products	2,603	12,518	1,921	–		–		–
of which credit derivatives	0	5,963	1,211	–		–		–
Short-term borrowings	0	10,336	997	–		–		11,333
Long-term debt	0	57,721	12,610	–		–		70,331
of which structured notes over one year and up to two years	0	9,291	891	–		–		10,182
of which structured notes over two years	0	27,626	11,458	–		–		39,084
Other liabilities	0	6,654	1,385	(148)		–		7,891
Total liabilities at fair value	59,448	207,455	19,321	(103,890)		2		182,336
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis for level 3
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues		Other revenues		Accumulated other comprehensive income
2020	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period	Changes in unrealized gains/losses	[1]
Assets (CHF million)
Securities received as collateral	1	0	0	213	(106)	0	0	0	0	0	0	0	0	(7)	101	0
Trading assets	7,885	3,255	(3,271)	6,304	(6,740)	2,064	(2,968)	290	1,598	0	5	0	0	(887)	7,535	1,377
of which debt securities	1,923	2,078	(1,775)	3,811	(3,493)	0	0	1	14	0	5	0	0	(311)	2,253	166
of which corporates	1,128	703	(809)	2,685	(2,464)	0	0	26	211	0	0	0	0	(210)	1,270	196
of which derivatives	3,534	995	(1,207)	0	0	2,064	(2,891)	213	1,607	0	1	0	0	(405)	3,911	1,323
of which equity/index-related products	1,040	255	(519)	0	0	507	(743)	107	725	0	0	0	0	(186)	1,186	752
of which other derivatives	909	0	0	0	0	303	(326)	(1)	291	0	0	0	0	(97)	1,079	310
of which other trading assets	2,231	119	(246)	2,420	(3,189)	0	(77)	72	76	0	(1)	0	0	(158)	1,247	(87)
Other investments	2,523	8	0	442	(194)	0	0	0	112	0	286	0	0	(123)	3,054	409
of which other equity investments	1,463	7	0	408	(22)	0	0	0	13	0	293	0	0	(30)	2,132	298
of which life finance instruments	1,052	0	0	34	(172)	0	0	0	99	0	0	0	0	(93)	920	112
Loans [2]	3,835	1,268	(549)	437	(640)	1,170	(1,435)	52	(164)	0	1	0	0	(306)	3,669	(97)
of which commercial and industrial loans [2]	1,401	446	(170)	184	(442)	610	(435)	6	(150)	0	1	0	0	(104)	1,347	(183)
of which financial institutions	1,201	238	(245)	0	(31)	499	(531)	20	43	0	0	0	0	(112)	1,082	47
Other intangible assets (mortgage servicing rights)	244	0	0	0	0	0	0	0	0	0	(44)	0	0	(20)	180	(44)
Other assets	1,846	1,440	(709)	4,553	(4,595)	547	(995)	(17)	(14)	0	0	0	0	(231)	1,825	(48)
of which loans held-for-sale	1,619	1,380	(665)	4,504	(4,567)	547	(994)	(41)	4	0	0	0	0	(211)	1,576	(73)
Total assets at fair value	16,334	5,971	(4,529)	11,949	(12,275)	3,781	(5,398)	325	1,532	0	248	0	0	(1,574)	16,364	1,597
Liabilities (CHF million)
Customer deposits	474	0	0	0	0	0	(27)	0	7	0	0	0	10	(16)	448	46
Obligation to return securities received as collateral	1	0	0	213	(106)	0	0	0	0	0	0	0	0	(7)	101	0
Trading liabilities	3,854	848	(1,614)	471	(310)	2,146	(2,375)	260	1,428	0	0	0	0	(462)	4,246	1,653
of which derivatives	3,801	829	(1,611)	198	(8)	2,146	(2,375)	259	1,410	0	0	0	0	(458)	4,191	1,646
of which equity/index-related derivatives	1,921	248	(954)	0	0	776	(536)	167	644	0	0	0	0	(256)	2,010	1,162
of which credit derivatives	1,211	539	(562)	0	0	1,111	(1,425)	85	502	0	0	0	0	(126)	1,335	277
Short-term borrowings	997	37	(294)	0	0	1,307	(1,189)	4	(62)	0	0	0	0	(99)	701	94
Long-term debt	12,610	3,214	(7,478)	0	0	5,891	(5,622)	568	(708)	0	0	99	(81)	(1,225)	7,268	236
of which structured notes over one year and up to two years	891	689	(676)	0	0	1,022	(690)	40	(38)	0	0	1	(1)	(105)	1,133	(19)
of which structured notes over two years	11,458	1,614	(6,479)	0	0	4,766	(4,577)	532	(683)	0	0	98	(92)	(1,111)	5,526	224
Other liabilities	1,385	160	(183)	266	(277)	129	(396)	(33)	37	0	300	0	0	(117)	1,271	64
Total liabilities at fair value	19,321	4,259	(9,569)	950	(693)	9,473	(9,609)	799	702	0	300	99	(71)	(1,926)	14,035	2,093
Net assets/(liabilities) at fair value	(2,987)	1,712	5,040	10,999	(11,582)	(5,692)	4,211	(474)	830	0	(52)	(99)	71	352	2,329	(496)
1
Changes in unrealized gains/(losses) on total assets at fair value and changes in unrealized (gains)/losses on total liabilities at fair value relating to assets and liabilities held at period end are included in net revenues or accumulated other comprehensive income. As of 2020, changes in net unrealized gains/(losses) of CHF (692) million and CHF 296 million were recorded in trading revenues and other revenues, respectively, and changes in unrealized (gains)/losses of CHF 100 million were recorded in Gains/(losses) on liabilities relating to credit risk in Accumulated other comprehensive income/(loss).

2 Includes an adjustment of CHF 118 million reflecting the impact of applying the fair value option on certain loans (previously held at amortized cost) at the adoption of the ASU 2019-05.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues		Other revenues		Accumulated other comprehensive income
2019	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period	Changes in unrealized gains/losses	[1]
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0	(12)	0	0	12	0	0	0	0	0	0	0	0	0	0
Securities received as collateral	30	0	0	2	(31)	0	0	0	0	0	0	0	0	0	1	0
Trading assets	8,980	1,600	(2,723)	16,544	(17,005)	1,142	(1,641)	(80)	1,281	0	0	0	0	(213)	7,885	1,085
of which debt securities	2,242	793	(1,508)	4,037	(3,537)	0	0	17	(41)	0	0	0	0	(80)	1,923	146
of which corporates	1,260	485	(843)	3,076	(2,768)	0	0	21	(52)	0	0	0	0	(51)	1,128	153
of which derivatives	3,298	592	(734)	0	0	1,142	(1,616)	(92)	1,034	0	0	0	0	(90)	3,534	957
of which equity/index-related products	1,054	224	(400)	0	0	361	(402)	(80)	316	0	0	0	0	(33)	1,040	404
of which credit derivatives	673	282	(244)	0	0	390	(765)	(6)	565	0	0	0	0	(16)	879	320
of which other derivatives	806	6	(1)	0	0	303	(317)	0	128	0	0	0	0	(16)	909	266
of which other trading assets	3,308	132	(424)	12,333	(13,384)	0	(25)	(2)	333	0	0	0	0	(40)	2,231	(43)
Other investments	1,309	48	(6)	1,184	(195)	0	0	0	151	0	56	0	0	(24)	2,523	328
of which other equity investments	227	48	(6)	1,134	9	0	0	0	1	0	56	0	0	(6)	1,463	84
of which life finance instruments	1,067	0	0	39	(186)	0	0	0	150	0	0	0	0	(18)	1,052	181
Loans	4,324	731	(470)	255	(275)	1,436	(2,170)	4	(64)	0	0	0	0	(54)	3,717	(7)
of which commercial and industrial loans	1,949	269	(335)	49	(194)	346	(734)	0	(49)	0	0	0	0	(18)	1,283	(9)
of which financial institutions	1,391	414	(76)	5	(81)	524	(957)	0	(9)	0	0	0	0	(10)	1,201	10
of which government and public institutions	446	48	(58)	199	0	251	(28)	2	(9)	0	0	0	0	(20)	831	(11)
Other intangible assets (mortgage servicing rights)	163	0	0	85	0	0	0	0	0	0	2	0	0	(6)	244	2
Other assets	1,543	470	(283)	1,970	(1,913)	703	(565)	17	(48)	0	0	0	0	(48)	1,846	28
of which loans held-for-sale	1,235	444	(222)	1,718	(1,693)	703	(564)	3	36	0	0	0	0	(41)	1,619	51
Total assets at fair value	16,349	2,849	(3,494)	20,040	(19,419)	3,293	(4,376)	(59)	1,320	0	58	0	0	(345)	16,216	1,436
Liabilities (CHF million)
Customer deposits	453	0	0	0	0	6	(34)	0	23	0	0	0	51	(25)	474	29
Obligation to return securities received as collateral	30	0	0	2	(31)	0	0	0	0	0	0	0	0	0	1	0
Trading liabilities	3,589	743	(723)	874	(891)	2,079	(2,478)	108	626	0	0	0	0	(73)	3,854	1,019
of which derivatives	3,527	723	(714)	1	(4)	2,079	(2,478)	108	631	0	0	0	0	(72)	3,801	1,016
of which equity/index-related derivatives	1,500	344	(405)	0	0	692	(761)	92	500	0	0	0	0	(41)	1,921	841
of which credit derivatives	1,140	314	(273)	0	0	1,101	(1,327)	28	249	0	0	0	0	(21)	1,211	147
Short-term borrowings	784	187	(494)	0	0	1,477	(1,151)	30	191	0	0	0	0	(27)	997	127
Long-term debt	12,665	2,707	(4,521)	0	0	6,079	(5,668)	149	1,301	0	0	13	175	(290)	12,610	1,448
of which structured notes over two years	11,800	2,286	(3,708)	0	0	4,546	(4,744)	94	1,256	0	0	13	173	(258)	11,458	1,301
Other liabilities	1,341	51	(80)	80	(131)	114	(383)	(4)	70	0	351	0	0	(24)	1,385	58
Total liabilities at fair value	18,862	3,688	(5,818)	956	(1,053)	9,755	(9,714)	283	2,211	0	351	13	226	(439)	19,321	2,681
Net assets/(liabilities) at fair value	(2,513)	(839)	2,324	19,084	(18,366)	(6,462)	5,338	(342)	(891)	0	(293)	(13)	(226)	94	(3,105)	(1,245)
1
Changes in unrealized gains/(losses) on total assets at fair value and changes in unrealized (gains)/losses on total liabilities at fair value relating to assets and liabilities held at period end are included in net revenues. As of 2019, changes in net unrealized gains/(losses) of CHF (1,394) million and CHF 149 million were recorded in trading revenues and other revenues, respectively.

Quantitative information about level 3 assets and liabilities at fair value
Quantitative information about level 3 assets measured at fair value on a recurring basis
end of 2020	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading assets	7,535
of which debt securities	2,253
of which corporates	1,270
of which	386	Discounted cash flow	Credit spread, in bp		(9)	1,509	1,007
of which	321	Market comparable	Price, in %		0	227	95
of which	416	Option model	Correlation, in %		(50)	100	55
			Gap risk, in %		0	2	0
			Recovery rate, in %		40	40	40
			Volatility, in %		0	158	23
of which	71	Vendor price	Price, in actuals		0	2,292	1,654
			Unadjusted NAV, in actuals		1	1	1
of which derivatives	3,911
of which equity/index-related products	1,186	Option model	Buyback probability, in %		50	100	66
			Correlation, in %		(50)	100	58
			Gap risk, in %	[2]	0	4	0
			Volatility, in %		(2)	158	24
of which other derivatives	1,079	Discounted cash flow	Market implied life expectancy, in years		2	14	6
			Mortality rate, in %		72	137	98
of which other trading assets	1,247
of which	766	Discounted cash flow	Market implied life expectancy, in years		3	14	7
Other investments	3,054
of which other equity investments	2,132
of which	840	Discounted cash flow	Discount rate, in %		9	9	9
			Terminal growth rate, in %		3	3	3
of which	118	Market comparable	Price, in %		100	100	100
of which	974	Adjusted NAV	Price, in actuals		310	310	310
of which	110	Vendor price	Price, in actuals		1	1,249	713
of which life finance instruments	920	Discounted cash flow	Market implied life expectancy, in years		2	15	6
Loans	3,669
of which commercial and industrial loans	1,347
of which	908	Discounted cash flow	Credit spread, in bp		237	1,480	554
			Recovery rate, in %		25	25	25
of which	338	Market comparable	Price, in %		0	100	70
	72	Option model	Pre-IPO intrinsic option, in actuals		100	100	100
of which financial institutions	1,082
of which	674	Discounted cash flow	Credit spread, in bp		192	1,698	612
			Recovery rate, in %		25	40	25
of which	190	Market comparable	Price, in %		0	100	54
Other assets	1,825
of which loans held-for-sale	1,576
of which	296	Discounted cash flow	Credit spread, in bp		246	506	343
			Recovery rate, in %		1	40	34
of which	1,277	Market comparable	Price, in %		0	111	71
1 Weighted average is calculated based on the fair value of the instruments.
2 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
Quantitative information about level 3 assets measured at fair value on a recurring basis (continued)
end of 2019	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading assets	7,885
of which debt securities	1,923
of which corporates	1,128
of which	503	Market comparable	Price, in %		0	129	97
of which	913	Option model	Correlation, in %		(60)	100	63
			Gap risk, in %		0	2	0
			Volatility, in %		0	275	27
of which derivatives	3,534
of which equity/index-related products	1,040	Option model	Buyback probability, in %		50	100	70
			Correlation, in %		(50)	100	64
			Gap risk, in %	[2]	0	2	0
			Volatility, in %		0	275	30
of which credit derivatives	879
of which	691	Discounted cash flow	Correlation, in %		97	97	97
			Credit spread, in bp		2	1,033	150
			Default rate, in %		1	20	4
			Discount rate, in %		8	27	16
			Funding spread, in bp		100	115	102
			Loss severity, in %		29	85	69
			Prepayment rate, in %		0	7	4
			Recovery rate, in %		0	40	26
of which	142	Market comparable	Price, in %		86	110	98
of which other derivatives	909	Discounted cash flow	Market implied life expectancy, in years		2	15	6
			Mortality rate, in %		71	134	97
of which other trading assets	2,231
of which	856	Discounted cash flow	Market implied life expectancy, in years		2	15	7
of which	1,118	Market comparable	Price, in %		0	112	27
of which	233	Option model	Mortality rate, in %		0	70	6
Other investments	2,523
of which other equity investments	1,463
of which	398	Discounted cash flow	Discount rate, in %		9	9	9
			Terminal growth rate, in %		3	3	3
of which	147	Market comparable	Price, in %		100	100	100
of which	857	Vendor price	Price, in actuals		1	869	231
of which life finance instruments	1,052	Discounted cash flow	Market implied life expectancy, in years		2	16	6
Loans	3,717
of which commercial and industrial loans	1,283
of which	996	Discounted cash flow	Credit spread, in bp		96	1,484	654
			Recovery rate, in %		25	25	25
of which	273	Market comparable	Price, in %		0	99	64
of which financial institutions	1,201
of which	984	Discounted cash flow	Credit spread, in bp		111	1,261	412
			Recovery rate, in %		25	25	25
of which	135	Market comparable	Price, in %		16	100	36
of which government and public institutions	831
of which	468	Discounted cash flow	Credit spread, in bp		457	526	500
			Recovery rate, in %		25	40	30
of which	166	Market comparable	Price, in %		62	62	62
Other assets	1,846
of which loans held-for-sale	1,619
of which	501	Discounted cash flow	Credit spread, in bp		117	381	243
			Recovery rate, in %		0	1	1
of which	1,026	Market comparable	Price, in %		0	180	91
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
Quantitative information about level 3 liabilities measured at fair value on a recurring basis
end of 2020	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading liabilities	4,246
of which derivatives	4,191
of which equity/index-related derivatives	2,010	Option model	Buyback probability, in %	[3]	50	100	66
			Correlation, in %		(50)	100	58
			Volatility, in %		(2)	158	27
of which credit derivatives	1,335
of which	738	Discounted cash flow	Correlation, in %		37	45	44
			Credit spread, in bp		0	1,468	391
			Default rate, in %		0	7	3
			Discount rate, in %		6	19	14
			Funding spread, in bp		55	183	120
			Loss severity, in %		0	100	68
			Prepayment rate, in %		0	9	7
			Recovery rate, in %		12	81	38
of which	520	Market comparable	Price, in %		84	116	99
of which	12	Option model	Correlation, in %		49	50	50
			Credit spread, in bp		13	865	250
Short-term borrowings	701
of which	58	Discounted cash flow	Credit spread, in bp		(4)	992	722
			Recovery rate, in %		35	40	39
of which	508	Option model	Buyback probability, in %		50	100	66
			Correlation, in %		(50)	100	56
			Funding gap risk, in %	[2]	0	2	0
			Volatility, in %		3	158	30
Long-term debt	7,268
of which structured notes over one year and up to two years	1,133
of which	48	Discounted cash flow	Credit spread, in bp		35	189	52
			Recovery rate, in %		25	25	25
of which	1,051	Option model	Buyback probability, in %	[3]	50	100	66
			Correlation, in %		(50)	100	55
			Funding gap risk, in %	[2]	0	2	0
			Gap risk, in %		0	4	1
			Volatility, in %		0	158	24
of which structured notes over two years	5,526
of which	1,380	Discounted cash flow	Credit spread, in bp		(14)	481	58
			Recovery rate, in %		23	40	38
of which	9	Market comparable	Price, in %		27	46	27
of which	3,961	Option model	Buyback probability, in %	[3]	50	100	66
			Correlation, in %		(50)	100	55
			Gap risk, in %	[2]	0	2	0
			Mean reversion, in %	[4]	(10)	0	(5)
			Volatility, in %		0	158	21
1 Weighted average is calculated based on the fair value of the instruments.
2 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
3 Estimate of probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 liabilities measured at fair value on a recurring basis (continued)
end of 2019	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading liabilities	3,854
of which derivatives	3,801
of which equity/index-related derivatives	1,921	Option model	Buyback probability, in %	[2]	50	100	70
			Correlation, in %		(60)	100	66
			Volatility, in %		0	275	26
of which credit derivatives	1,211
of which	745	Discounted cash flow	Correlation, in %		38	45	44
			Credit spread, in bp		2	1,041	142
			Default rate, in %		1	20	4
			Discount rate, in %		8	27	15
			Funding spread, in bp		100	154	122
			Loss severity, in %		29	85	69
			Prepayment rate, in %		0	8	5
			Recovery rate, in %		0	40	31
of which	412	Market comparable	Price, in %		89	110	99
of which	23	Option model	Correlation, in %		49	50	49
			Credit spread, in bp		17	1,225	270
Short-term borrowings	997
of which	847	Option model	Buyback probability, in %		50	100	70
			Correlation, in %		(50)	100	62
			Funding gap risk, in %	[3]	0	2	0
			Volatility, in %		1	275	39
Long-term debt	12,610
of which structured notes over two years	11,458
of which	1,141	Discounted cash flow	Credit spread, in bp		(12)	1,260	40
			Recovery rate, in %		25	40	29
of which	22	Market comparable	Price, in %		43	46	43
of which	9,972	Option model	Buyback probability, in %	[2]	50	100	70
			Correlation, in %		(60)	100	63
			Gap risk, in %	[3]	0	2	0
			Mean reversion, in %	[4]	(55)	0	(7)
			Volatility, in %		0	275	26
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.

Own credit gains/(losses) on fair value option elected instruments recorded in AOCI
Gains/(losses) attributable to changes in instrument-specific credit risk
	Gains/(losses) recorded into AOCI			[1]	Gains/(losses) recorded in AOCI transferred to net income		[1]
in	2020	Cumulative	2019		2020	2019
Financial instruments (CHF million)
Customer deposits	(9)	(75)	(51)		0	0
Short-term borrowings	(13)	(66)	(2)		1	2
Long-term debt	70	(2,513)	(2,190)		155	190
of which treasury debt over two years	234	(796)	(1,198)		0	0
of which structured notes over two years	(177)	(1,591)	(769)		155	179
Total	48	(2,654)	(2,243)		156	192
1 Amounts are reflected gross of tax.

Fair value, unfunded commitments and term of redemption conditions
Fair value, unfunded commitments and term of redemption conditions of investment funds measured at NAV per share
	2020						2019
end of	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value of investment funds and unfunded commitments (CHF million)
Funds held in trading assets and trading liabilities	138		519		657	45	58		748		806	53
Private equity funds	94		0		94	77	323		0		323	161
Hedge funds	12		7		19	0	21		65		86	0
Equity method investment funds	321		287		608	226	187		402		589	14
Funds held in other investments	427		294		721	303	531		467		998	175
Total fair value of investment funds and unfunded commitments	565	[1]	813	[2]	1,378	348	589	[3]	1,215	[4]	1,804	228
1 CHF 190 million of the underlying assets have known liquidation periods and for CHF 375 million, the timing of liquidation is unknown.
2
CHF 540 million is redeemable on demand with a notice period of primarily less than 30 days. CHF 4 million of the investment funds had restrictions on redemptions, which have a redemption restriction of less than 1 year.

3 CHF 163 million of the underlying assets have known liquidation periods and for CHF 426 million, the timing of liquidation is unknown.
4
CHF 724 million is redeemable on demand with a notice period of primarily less than 30 days. CHF 13 million of the investment funds had restrictions on redemptions, which have a redemption restriction of less than 1 year.

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Text Block]
Assets and liabilities measured at fair value on a nonrecurring basis
end of 2020	Level 1	Level 2	Level 3	Total
Assets (CHF million)
Other investments	0	217	326	543
of which equity method investments	0	0	303	303
of which equity securities (without a readily determinable fair value)	0	217	10	227
Net loans	0	67	4	71
Other assets	0	104	97	201
of which loans held-for-sale	0	97	39	136
of which premises, equipment and right-of-use assets	0	4	54	58
Total assets recorded at fair value on a nonrecurring basis	0	388	427	815
Liabilities (CHF million)
Other liabilities	0	0	14	14
of which commitments held-for-sale	0	0	14	14
Total liabilities recorded at fair value on a nonrecurring basis	0	0	14	14

end of 2019
Assets (CHF million)
Other investments	0	0	1	1
Other intangible assets	0	0	10	10
Other assets	0	0	60	60
of which loans held-for-sale	0	0	29	29
of which premises, equipment and right-of-use assets	0	0	5	5
of which real estate held-for-sale	0	0	26	26
Total assets recorded at fair value on a nonrecurring basis	0	0	71	71
Liabilities (CHF million)
Other liabilities	0	0	22	22
of which commitments held-for-sale	0	0	22	22
Total liabilities recorded at fair value on a nonrecurring basis	0	0	22	22

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
Quantitative information about level 3 assets and liabilities measured at fair value on a nonrecurring basis
end of 2020	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
Assets (CHF million, except where indicated)
Other investments	326
of which equity method investments	303	Discounted cash flow	Discount rate, in %	10	14	12
Other assets	97
of which loans held-for-sale	39	Market comparable	Price, in %	83	100	95
of which premises, equipment and right-of-use assets	54
of which	52	Discounted cash flow	Price, in actuals	52	52	52
			Discount rate, in %	1	3	3
of which	2	Market comparable	Price, in actuals	2	2	2
Liabilities (CHF million, except where indicated)
Other liabilities	14
of which commitments held-for-sale	14	Market comparable	Price, in %	83	98	89
1 Weighted average is calculated based on the fair value of the instruments.

Fair Value, Option, Quantitative Disclosures [Table Text Block]
Difference between the aggregate fair value and unpaid principal balances of fair value option-elected financial instruments
	2020			2019
end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Financial instruments (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	57,994	57,895	99	85,556	85,463	93
Loans	11,408	12,079	(671)	12,662	13,104	(442)
Other assets [1]	7,834	10,090	(2,256)	9,710	12,006	(2,296)
Due to banks and customer deposits	(578)	(489)	(89)	(582)	(508)	(74)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(13,594)	(13,578)	(16)	(10,715)	(10,719)	4
Short-term borrowings	(10,740)	(10,632)	(108)	(11,333)	(11,187)	(146)
Long-term debt [2]	(70,976)	(73,842)	2,866	(70,331)	(72,126)	1,795
Other liabilities	(616)	(1,569)	953	(709)	(1,681)	972

Non-performing and non-interest-earning loans [3]	543	3,364	(2,821)	543	3,235	(2,692)
1 Primarily loans held-for-sale.
2
Long-term debt includes both principal-protected and non-principal protected instruments. For non-principal-protected instruments, the original notional amount has been reported in the aggregate unpaid principal.

3 Included in loans or other assets.
Gains and losses on financial instruments
	2020		2019		2018
in	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	15	[1]	29	[1]	2	[1]
of which related to credit risk	0		11		(10)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,198	[1]	2,696	[1]	2,451	[1]
Other investments	397	[2]	268	[3]	241	[2]
of which related to credit risk	1		2		(1)
Loans	510	[1]	908	[1]	717	[1]
of which related to credit risk	(181)		26		(296)
Other assets	489	[1]	892	[1]	770	[1]
of which related to credit risk	(106)		111		61
Due to banks and customer deposits	(10)	[3]	(29)	[3]	(39)	[3]
of which related to credit risk	0		1		(37)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(58)	[1]	(612)	[1]	(890)	[1]
Short-term borrowings	(687)	[3]	(50)	[3]	2,807	[3]
of which related to credit risk	0		8		(5)
Long-term debt	(2,294)	[3]	(8,501)	[3]	4,206	[3]
of which related to credit risk	11		(5)		7
Other liabilities	(20)	[3]	92	[2]	73	[2]
of which related to credit risk	(15)		50		4
1 Primarily recognized in net interest income.
2 Primarily recognized in other revenues.
3 Primarily recognized in trading revenues.

Fair Value, by Balance Sheet Grouping [Table Text Block]
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2020 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	21,139	0	21,139	0	21,139
Loans	277,137	0	272,660	14,534	287,194
Other financial assets [1]	155,266	138,672	16,315	303	155,290
Financial liabilities
Due to banks and customer deposits	402,589	234,700	167,924	0	402,624
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	10,256	0	10,256	0	10,256
Short-term borrowings	10,128	0	10,128	0	10,128
Long-term debt	90,111	0	90,897	2,317	93,214
Other financial liabilities [2]	16,012	0	15,567	412	15,979
2019 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	21,441	0	21,441	0	21,441
Loans	280,568	0	278,337	11,562	289,899
Other financial assets [1]	114,543	101,600	12,225	720	114,545
Financial liabilities
Due to banks and customer deposits	396,867	189,419	207,453	0	396,872
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	16,818	0	16,818	0	16,818
Short-term borrowings	17,052	0	17,052	0	17,052
Long-term debt	81,674	0	83,018	1,123	84,141
Other financial liabilities [2]	15,867	0	15,705	168	15,873
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes cash collateral on derivative instruments and interest and fee payables.

Bank
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
Assets and liabilities measured at fair value on a recurring basis
end of 2020	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	525	0	–		–		525
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	57,994	0	–		–		57,994
Securities received as collateral	44,074	6,598	101	–		–		50,773
Trading assets	87,746	181,303	7,535	(119,731)		658		157,511
of which debt securities	16,321	45,903	2,253	–		55		64,532
of which foreign government	15,908	11,909	140	–		–		27,957
of which corporates	353	9,936	1,270	–		55		11,614
of which RMBS	0	20,882	557	–		–		21,439
of which equity securities	60,080	2,466	124	–		603		63,273
of which derivatives	9,297	132,054	3,911	(119,731)		–		25,531
of which interest rate products	3,036	71,043	733	–		–		–
of which foreign exchange products	42	24,259	143	–		–		–
of which equity/index-related products	6,150	31,945	1,186	–		–		–
of which other derivatives	22	110	1,079	–		–		–
of which other trading assets	2,048	880	1,247	–		–		4,175
Investment securities	1	604	0	–		–		605
Other investments	13	6	3,054	–		720		3,793
of which other equity investments	13	6	2,132	–		609		2,760
of which life finance instruments	0	0	920	–		–		920
Loans	0	7,739	3,669	–		–		11,408
of which commercial and industrial loans	0	2,187	1,347	–		–		3,534
of which financial institutions	0	3,506	1,082	–		–		4,588
Other intangible assets (mortgage servicing rights)	0	0	180	–		–		180
Other assets	137	7,315	1,825	(904)		–		8,373
of which failed purchases	109	1,229	51	–		–		1,389
of which loans held-for-sale	0	4,870	1,576	–		–		6,446
Total assets at fair value	131,971	262,084	16,364	(120,635)		1,378		291,162
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2020	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	413	0	–		–		413
Customer deposits	0	3,895	448	–		–		4,343
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	13,688	0	–		–		13,688
Obligation to return securities received as collateral	44,074	6,598	101	–		–		50,773
Trading liabilities	33,543	138,018	4,246	(129,937)		1		45,871
of which equity securities	20,527	111	55	–		1		20,694
of which derivatives	10,535	132,956	4,191	(129,937)		–		17,745
of which interest rate products	3,264	68,229	169	–		–		–
of which foreign exchange products	51	28,819	72	–		–		–
of which equity/index-related products	7,149	30,612	2,010	–		–		–
of which credit derivatives	0	4,663	1,335	–		–		–
Short-term borrowings	0	10,039	701	–		–		10,740
Long-term debt	0	62,957	7,286	–		–		70,243
of which structured notes over one year and up to two years	0	11,787	1,133	–		–		12,920
of which structured notes over two years	0	28,330	5,526	–		–		33,856
of which high-trigger instruments	0	10,627	0	–		–		10,627
Other liabilities	0	6,675	1,250	(169)		–		7,756
Total liabilities at fair value	77,617	242,283	14,032	(130,106)		1		203,827
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2019	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	356	0	–		–		356
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	85,556	0	–		–		85,556
Securities received as collateral	36,438	3,780	1	–		–		40,219
Trading assets	85,622	157,186	7,885	(97,606)		808		153,895
of which debt securities	19,430	45,677	1,923	–		–		67,030
of which foreign government	19,281	7,484	198	–		–		26,963
of which corporates	16	10,941	1,128	–		–		12,085
of which RMBS	0	23,199	317	–		–		23,516
of which equity securities	60,737	2,862	197	–		808		64,604
of which derivatives	3,539	108,263	3,534	(97,606)		–		17,730
of which interest rate products	1,091	66,763	554	–		–		–
of which foreign exchange products	23	21,754	152	–		–		–
of which equity/index-related products	2,417	13,918	1,040	–		–		–
of which credit derivatives	0	5,336	879	–		–		–
of which other derivatives	5	66	909	–		–		–
of which other trading assets	1,916	384	2,231	–		–		4,531
Investment securities	0	1,004	0	–		–		1,004
Other investments	24	5	2,523	–		996		3,548
of which other equity investments	24	5	1,463	–		589		2,081
of which life finance instruments	0	0	1,052	–		–		1,052
Loans	0	8,945	3,716	–		–		12,661
of which commercial and industrial loans	0	2,491	1,283	–		–		3,774
of which financial institutions	0	3,730	1,201	–		–		4,931
of which government and public institutions	0	2,200	830	–		–		3,030
Other intangible assets (mortgage servicing rights)	0	0	244	–		–		244
Other assets	101	8,902	1,846	(447)		–		10,402
of which loans held-for-sale	0	6,594	1,619	–		–		8,213
Total assets at fair value	122,185	265,734	16,215	(98,053)		1,804		307,885
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2019	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	322	0	–		–		322
Customer deposits	0	2,865	474	–		–		3,339
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	10,823	0	–		–		10,823
Obligation to return securities received as collateral	36,438	3,780	1	–		–		40,219
Trading liabilities	23,009	115,107	3,854	(103,786)		2		38,186
of which debt securities	3,636	5,286	0	–		–		8,922
of which foreign government	3,544	345	0	–		–		3,889
of which equity securities	15,628	109	53	–		2		15,792
of which derivatives	3,745	109,712	3,801	(103,786)		–		13,472
of which interest rate products	1,101	64,687	167	–		–		–
of which foreign exchange products	31	26,156	98	–		–		–
of which equity/index-related products	2,603	12,518	1,921	–		–		–
of which credit derivatives	0	5,963	1,211	–		–		–
Short-term borrowings	0	10,336	997	–		–		11,333
Long-term debt	0	56,657	12,749	–		–		69,406
of which structured notes over one year and up to two years	0	9,291	891	–		–		10,182
of which structured notes over two years	0	27,626	11,458	–		–		39,084
Other liabilities	0	6,650	1,367	(148)		–		7,869
Total liabilities at fair value	59,447	206,540	19,442	(103,934)		2		181,497
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis for level 3
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues		Other revenues		Accumulated other comprehensive income
2020	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period	Changes in unrealized gains/losses	[1]
Assets (CHF million)
Securities received as collateral	1	0	0	213	(106)	0	0	0	0	0	0	0	0	(7)	101	0
Trading assets	7,885	3,255	(3,271)	6,304	(6,740)	2,064	(2,968)	290	1,598	0	5	0	0	(887)	7,535	1,377
of which debt securities	1,923	2,078	(1,775)	3,811	(3,493)	0	0	1	14	0	5	0	0	(311)	2,253	166
of which corporates	1,128	703	(809)	2,685	(2,464)	0	0	26	211	0	0	0	0	(210)	1,270	196
of which derivatives	3,534	995	(1,207)	0	0	2,064	(2,891)	213	1,607	0	1	0	0	(405)	3,911	1,323
of which equity/index-related products	1,040	255	(519)	0	0	507	(743)	107	725	0	0	0	0	(186)	1,186	752
of which other derivatives	909	0	0	0	0	303	(326)	(1)	291	0	0	0	0	(97)	1,079	310
of which other trading assets	2,231	119	(246)	2,420	(3,189)	0	(77)	72	76	0	(1)	0	0	(158)	1,247	(87)
Other investments	2,523	8	0	442	(194)	0	0	0	112	0	286	0	0	(123)	3,054	409
of which other equity investments	1,463	7	0	408	(22)	0	0	0	13	0	293	0	0	(30)	2,132	298
of which life finance instruments	1,052	0	0	34	(172)	0	0	0	99	0	0	0	0	(93)	920	112
Loans [2]	3,835	1,268	(549)	437	(640)	1,170	(1,435)	52	(164)	0	1	0	0	(306)	3,669	(97)
of which commercial and industrial loans [2]	1,402	446	(170)	184	(442)	610	(435)	6	(150)	0	1	0	0	(105)	1,347	(183)
of which financial institutions	1,201	238	(245)	0	(31)	499	(531)	20	43	0	0	0	0	(112)	1,082	47
Other intangible assets (mortgage servicing rights)	244	0	0	0	0	0	0	0	0	0	(44)	0	0	(20)	180	(44)
Other assets	1,846	1,440	(709)	4,553	(4,595)	547	(995)	(17)	(14)	0	0	0	0	(231)	1,825	(48)
of which loans held-for-sale	1,619	1,380	(665)	4,504	(4,567)	547	(994)	(41)	4	0	0	0	0	(211)	1,576	(73)
Total assets at fair value	16,334	5,971	(4,529)	11,949	(12,275)	3,781	(5,398)	325	1,532	0	248	0	0	(1,574)	16,364	1,597
Liabilities (CHF million)
Customer deposits	474	0	0	0	0	0	(27)	0	7	0	0	0	10	(16)	448	46
Obligation to return securities received as collateral	1	0	0	213	(106)	0	0	0	0	0	0	0	0	(7)	101	0
Trading liabilities	3,854	848	(1,614)	471	(310)	2,146	(2,375)	260	1,428	0	0	0	0	(462)	4,246	1,653
of which derivatives	3,801	829	(1,611)	198	(8)	2,146	(2,375)	259	1,410	0	0	0	0	(458)	4,191	1,646
of which equity/index-related derivatives	1,921	248	(954)	0	0	776	(536)	167	644	0	0	0	0	(256)	2,010	1,162
of which credit derivatives	1,211	539	(562)	0	0	1,111	(1,425)	85	502	0	0	0	0	(126)	1,335	277
Short-term borrowings	997	37	(294)	0	0	1,307	(1,189)	4	(62)	0	0	0	0	(99)	701	94
Long-term debt	12,749	3,089	(7,478)	0	0	5,891	(5,622)	568	(690)	0	0	99	(82)	(1,238)	7,286	209
of which structured notes over one year and up to two years	891	689	(676)	0	0	1,022	(690)	40	(38)	0	0	1	(1)	(105)	1,133	(19)
of which structured notes over two years	11,458	1,614	(6,479)	0	0	4,766	(4,577)	532	(683)	0	0	98	(92)	(1,111)	5,526	224
Other liabilities	1,367	160	(183)	266	(277)	129	(390)	(33)	37	0	289	0	0	(115)	1,250	64
Total liabilities at fair value	19,442	4,134	(9,569)	950	(693)	9,473	(9,603)	799	720	0	289	99	(72)	(1,937)	14,032	2,066
Net assets/(liabilities) at fair value	(3,108)	1,837	5,040	10,999	(11,582)	(5,692)	4,205	(474)	812	0	(41)	(99)	72	363	2,332	(469)
1
Changes in unrealized gains/(losses) on total assets at fair value and changes in unrealized (gains)/losses on total liabilities at fair value relating to assets and liabilities held at period end are included in net revenues or accumulated other comprehensive income. As of 2020, changes in net unrealized gains/(losses) of CHF (667) million and CHF 296 million were recorded in trading revenues and other revenues, respectively, and changes in unrealized (gains)/losses of CHF 98 million were recorded in Gains/(losses) on liabilities relating to credit risk in Accumulated other comprehensive income/(loss).

2 Includes an adjustment of CHF 119 million reflecting the impact of applying the fair value option on certain loans (previously held at amortized cost) at the adoption of the ASU 2019-05.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues		Other revenues		Accumulated other comprehensive income
2019	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period	Changes in unrealized gains/losses	[1]
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0	(12)	0	0	12	0	0	0	0	0	0	0	0	0	0
Securities received as collateral	30	0	0	2	(31)	0	0	0	0	0	0	0	0	0	1	0
Trading assets	8,980	1,600	(2,723)	16,544	(17,005)	1,142	(1,641)	(80)	1,281	0	0	0	0	(213)	7,885	1,085
of which debt securities	2,242	793	(1,508)	4,037	(3,537)	0	0	17	(41)	0	0	0	0	(80)	1,923	146
of which corporates	1,260	485	(843)	3,076	(2,768)	0	0	21	(52)	0	0	0	0	(51)	1,128	153
of which derivatives	3,298	592	(734)	0	0	1,142	(1,616)	(92)	1,034	0	0	0	0	(90)	3,534	957
of which equity/index-related products	1,054	224	(400)	0	0	361	(402)	(80)	316	0	0	0	0	(33)	1,040	404
of which credit derivatives	673	282	(244)	0	0	390	(765)	(6)	565	0	0	0	0	(16)	879	320
of which other derivatives	806	6	(1)	0	0	303	(317)	0	128	0	0	0	0	(16)	909	266
of which other trading assets	3,308	132	(424)	12,333	(13,384)	0	(25)	(2)	333	0	0	0	0	(40)	2,231	(43)
Other investments	1,309	48	(6)	1,184	(194)	0	0	0	151	0	56	0	0	(25)	2,523	328
of which other equity investments	227	48	(6)	1,134	10	0	0	0	1	0	56	0	0	(7)	1,463	83
of which life finance instruments	1,067	0	0	39	(186)	0	0	0	150	0	0	0	0	(18)	1,052	181
Loans	4,324	731	(470)	255	(275)	1,436	(2,170)	4	(64)	0	0	0	0	(55)	3,716	(8)
of which commercial and industrial loans	1,949	269	(335)	49	(194)	346	(734)	0	(49)	0	0	0	0	(18)	1,283	(9)
of which financial institutions	1,391	414	(76)	5	(81)	524	(957)	0	(9)	0	0	0	0	(10)	1,201	10
of which government and public institutions	446	48	(58)	199	0	251	(28)	2	(9)	0	0	0	0	(21)	830	(12)
Other intangible assets (mortgage servicing rights)	163	0	0	85	0	0	0	0	0	0	2	0	0	(6)	244	2
Other assets	1,543	470	(283)	1,970	(1,913)	703	(565)	17	(48)	0	0	0	0	(48)	1,846	29
of which loans held-for-sale	1,235	444	(222)	1,718	(1,693)	703	(564)	3	36	0	0	0	0	(41)	1,619	51
Total assets at fair value	16,349	2,849	(3,494)	20,040	(19,418)	3,293	(4,376)	(59)	1,320	0	58	0	0	(347)	16,215	1,436
Liabilities (CHF million)
Customer deposits	453	0	0	0	0	6	(34)	0	23	0	0	0	51	(25)	474	29
Obligation to return securities received as collateral	30	0	0	2	(31)	0	0	0	0	0	0	0	0	0	1	0
Trading liabilities	3,589	743	(723)	874	(891)	2,079	(2,478)	108	626	0	0	0	0	(73)	3,854	1,019
of which derivatives	3,527	723	(714)	1	(4)	2,079	(2,478)	108	631	0	0	0	0	(72)	3,801	1,016
of which equity/index-related derivatives	1,500	344	(405)	0	0	692	(761)	92	500	0	0	0	0	(41)	1,921	841
of which credit derivatives	1,140	314	(273)	0	0	1,101	(1,327)	28	249	0	0	0	0	(21)	1,211	147
Short-term borrowings	784	187	(494)	0	0	1,477	(1,151)	30	191	0	0	0	0	(27)	997	127
Long-term debt	12,671	2,707	(4,398)	0	0	6,102	(5,668)	149	1,291	0	0	13	175	(293)	12,749	1,477
of which structured notes over two years	11,800	2,286	(3,708)	0	0	4,546	(4,744)	94	1,256	0	0	13	173	(258)	11,458	1,301
Other liabilities	1,327	51	(80)	80	(131)	114	(377)	(4)	65	0	346	0	0	(24)	1,367	58
Total liabilities at fair value	18,854	3,688	(5,695)	956	(1,053)	9,778	(9,708)	283	2,196	0	346	13	226	(442)	19,442	2,710
Net assets/(liabilities) at fair value	(2,505)	(839)	2,201	19,084	(18,365)	(6,485)	5,332	(342)	(876)	0	(288)	(13)	(226)	95	(3,227)	(1,274)
1
Changes in unrealized gains/(losses) on total assets at fair value and changes in unrealized (gains)/losses on total liabilities at fair value relating to assets and liabilities held at period end are included in net revenues. As of 2019, changes in net unrealized gains/(losses) of CHF (1,423) million and CHF 149 million were recorded in trading revenues and other revenues, respectively.

> Refer to “Note 36 – Financial instruments” in VI – Consolidated financial statements – Credit Suisse Group for qualitative information about level 3 assets and liabilities measured at fair value on a recurring basis.

Own credit gains/(losses) on fair value option elected instruments recorded in AOCI
Gains/(losses) attributable to changes in instrument-specific credit risk on fair value option elected liabilities
	Gains/(losses) recorded into AOCI			[1]	Gains/(losses) recorded in AOCI transferred to net income		[1]
in	2020	Cumulative	2019		2020	2019
Financial instruments (CHF million)
Customer deposits	(9)	(75)	(51)		0	0
Short-term borrowings	(13)	(66)	(2)		1	2
Long-term debt	24	(2,457)	(2,125)		155	190
of which treasury debt over two years	188	(729)	(1,133)		0	0
of which structured notes over two years	(177)	(1,602)	(769)		155	179
Total	2	(2,598)	(2,178)		156	192
1 Amounts are reflected gross of tax.

Fair value, unfunded commitments and term of redemption conditions
Fair value, unfunded commitments and term of redemption conditions of investment funds measured at NAV per share
	2020						2019
end of	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value of investment funds and unfunded commitments (CHF million)
Funds held in trading assets and trading liabilities	138		519		657	45	58		748		806	53
Private equity funds	92		0		92	77	321		0		321	161
Hedge funds	12		7		19	0	21		65		86	0
Equity method investment funds	322		287		609	226	187		402		589	14
Funds held in other investments	426		294		720	303	529		467		996	175
Fair value of investment funds and unfunded commitments	564	[1]	813	[2]	1,377	348	587	[3]	1,215	[4]	1,802	228
1 CHF 190 million of the underlying assets have known liquidation periods and for CHF 374 million, the timing of liquidation is unknown.
2
CHF 540 million of the redeemable on demand with a notice period of primarily less than 30 day. CHF 4 million of the investment funds had restrictions on redemptions, which have a redemption restriction of less than 1 year.

3 CHF 162 million of the underlying assets have known liquidation periods and for CHF 425 million, the timing of liquidation is unknown.
4
CHF 724 million of the redeemable on demand with a notice period of primarily less than 30 day. CHF 13 million of the investment funds had restrictions on redemptions, which have a redemption restriction of less than 1 year.

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Text Block]
Assets measured at fair value on a nonrecurring basis
end of 2020	Level 1	Level 2	Level 3	Total
Assets (CHF million)
Other investments	0	217	326	543
of which equity method investments	0	0	303	303
of which equity securities (without a readily determinable fair value)	0	217	10	227
Net loans	0	67	4	71
Other assets	0	104	97	201
of which loans held-for-sale	0	97	39	136
of which premises, equipment and right-of-use assets	0	4	54	58
Total assets recorded at fair value on a nonrecurring basis	0	388	427	815
Liabilities (CHF million)
Other liabilities	0	0	14	14
of which commitments held-for-sale	0	0	14	14
Total liabilities recorded at fair value on a nonrecurring basis	0	0	14	14

end of 2019
Assets (CHF million)
Other investments	0	0	1	1
Other intangible assets	0	0	10	10
Other assets	0	0	60	60
of which loans held-for-sale	0	0	29	29
of which premises, equipment and right-of-use assets	0	0	5	5
of which real estate held-for-sale	0	0	26	26
Total assets recorded at fair value on a nonrecurring basis	0	0	71	71
Liabilities (CHF million)
Other liabilities	0	0	22	22
of which commitments held-for-sale	0	0	22	22
Total liabilities recorded at fair value on a nonrecurring basis	0	0	22	22

Fair Value, Option, Quantitative Disclosures [Table Text Block]
Difference between the aggregate fair value and unpaid principal balances of fair value option-elected financial instruments
	2020			2019
end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Financial instruments (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	57,994	57,895	99	85,556	85,463	93
Loans	11,408	12,079	(671)	12,661	13,103	(442)
Other assets [1]	7,834	10,090	(2,256)	9,710	12,006	(2,296)
Due to banks and customer deposits	(578)	(489)	(89)	(582)	(508)	(74)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(13,688)	(13,672)	(16)	(10,823)	(10,827)	4
Short-term borrowings	(10,740)	(10,632)	(108)	(11,333)	(11,187)	(146)
Long-term debt [2]	(70,243)	(73,175)	2,932	(69,406)	(71,177)	1,771
Other liabilities	(616)	(1,569)	953	(709)	(1,681)	972

Non-performing and non-interest-earning loans [3]	543	3,364	(2,821)	543	3,235	(2,692)
1 Primarily loans held-for-sale.
2
Long-term debt includes both principal-protected and non-principal protected instruments. For non-principal-protected instruments, the original notional amount has been reported in the aggregate unpaid principal.

3 Included in loans or other assets.
Gains and losses on financial instruments
	2020		2019		2018
in	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	15	[1]	29	[1]	2	[1]
of which related to credit risk	0		11		(10)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,198	[1]	2,696	[1]	2,451	[1]
Other investments	397	[2]	268	[3]	241	[2]
of which related to credit risk	1		2		(1)
Loans	510	[1]	908	[1]	717	[1]
of which related to credit risk	(181)		26		(296)
Other assets	489	[1]	892	[1]	770	[1]
of which related to credit risk	(106)		111		61
Due to banks and customer deposits	(10)	[3]	(29)	[3]	(39)	[3]
of which related to credit risk	0		1		(37)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(58)	[1]	(612)	[1]	(890)	[1]
Short-term borrowings	(687)	[3]	(50)	[3]	2,807	[3]
of which related to credit risk	0		8		(5)
Long-term debt	(2,349)	[3]	(7,950)	[3]	4,375	[3]
of which related to credit risk	11		(5)		7
Other liabilities	(20)	[3]	92	[2]	72	[2]
of which related to credit risk	(15)		50		4
1 Primarily recognized in net interest income.
2 Primarily recognized in other revenues.
3 Primarily recognized in trading revenues.

Fair Value, by Balance Sheet Grouping [Table Text Block]
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2020 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	21,139	0	21,139	0	21,139
Loans	285,570	0	281,097	14,534	295,631
Other financial assets [1]	154,441	137,763	16,399	302	154,464
Financial liabilities
Due to banks and customer deposits	403,704	235,477	168,262	0	403,739
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	10,256	0	10,256	0	10,256
Short-term borrowings	10,568	0	10,569	0	10,569
Long-term debt	90,035	0	90,716	2,317	93,033
Other financial liabilities [2]	16,131	0	15,694	403	16,097
2019 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	21,441	0	21,441	0	21,441
Loans	287,815	0	285,575	11,562	297,137
Other financial assets [1]	114,267	100,765	12,769	719	114,253
Financial liabilities
Due to banks and customer deposits	398,032	190,251	207,786	0	398,037
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	16,818	0	16,818	0	16,818
Short-term borrowings	17,536	0	17,536	0	17,536
Long-term debt	81,593	0	83,081	1,123	84,204
Other financial liabilities [2]	16,508	0	16,343	168	16,511
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes cash collateral on derivative instruments and interest and fee payables.